PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31, 2014	December 31, 2015

Furniture and office equipment	844,028	596,598
Telecommunications equipment	4,715,398	5,164,115
Leasehold improvements	1,371,744	1,328,176

	6,931,170	7,088,889
Less: Accumulated depreciation	(6,637,603)	(6,574,316)

	293,567	514,573